Selected Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2020
Selected Quarterly Financial Data (unaudited)
Selected Quarterly Financial Data (unaudited)

12.    Selected Quarterly Financial Data (unaudited)

Quarterly financial data for 2020, 2019 and 2018 is as follows:

2020	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
General and administrative expenses	$—	$—	$—	$1,279,019
Net income (loss)	$—	$—	$—	$(28,890,395)
Basic and diluted earnings (loss) available to common shares	$—	$—	$—	$(1.63)

2019	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
General and administrative expenses	$—	$—	$—	$—
Net income (loss)	$—	$—	$—	$—
Basic and diluted earnings (loss) available to common shares	$—	$—	$—	$—

Period from March 13, 2018 (inception) through December 31, 2018	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
General and administrative expenses	$—	$—	$—	$—
Net income (loss)	$—	$—	$—	$—
Basic and diluted earnings (loss) available to common shares	$—	$—	$—	$—